Employee Termination and Other Charges (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
The Company recorded the following net charges related to these actions for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Employee termination benefits	$2	$14
Contract termination and other	3	2
Gain on sale-leaseback of facility	—	(60)

Total employee termination and other charges	$5	$(44)

The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
The Business recorded the following charges related to these actions:

	2024	2023	2022
	(in millions)
Employee termination benefits	$15	$68	$22
Other charges (gains):
Asset impairments and other charges (gains)	5	1	(6)
Gain on sale-leaseback of facility (see Note 10)	(60)	—	—

Total employee termination, asset impairment and other	$(40)	$69	$16

Schedule of Employee Termination Benefits
The following table presents an analysis of the components of the activity against the reserve, which consisted entirely of employee termination benefits, during the year ended June 28, 2024.

Employee Termination Benefits
(in millions)
Accrual balance at June 30, 2023	$3
Charges	15
Cash payments	$(18)

Accrual balance at June 28, 2024	$—